Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	Aspiration Funds
Central Index Key	dei_EntityCentralIndexKey	0001594854
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 26, 2019
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Aspiration Redwood Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aspiration Redwood Fund
Supplement [Text Block]	asf_SupplementTextBlock
Supplement to the
Prospectus and Summary Prospectus

February 26, 2019
This supplement to the Prospectus and Summary Prospectus each dated February 1, 2019, for the Aspiration Redwood Fund (the “Fund”), a series of the Aspiration Funds (the “Trust”), updates the information described below. For further information, please contact the Fund toll-free at 1-800-683-8529. You may obtain copies of the Prospectus and Summary Prospectus, free of charge, by visiting the Fund’s website at www.aspiration.com or calling the Fund’s toll-free at the number above.
The Purpose of this supplement is correct data in the Fund’s Annual Fund Operating Expenses table.
The table titled “Annual Fund Operating Expenses,” along with its footnotes is revised by replacing the table in its entirety with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Supplement One [Text Block]	asf_SupplementOneTextBlock	Investors Should Retain This Supplement for Future Reference
Aspiration Redwood Fund | Aspiration Redwood Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REDWX
Aspiration Redwood Fund | Aspiration Redwood Fund |
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.51%	[3]
Aspiration Redwood Fund | Aspiration Redwood Fund |
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	2.00%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.67%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.51%	[3]

[1]	Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Adviser"), and may pay the Adviser a fee in the amount they believe is fair ranging from 0% to 2.00% of the value of the account. This range is reflected in the above columns. These amounts will not be deducted from Fund assets.
[2]	These are expenses indirectly incurred by the Fund as a result of investing in one or more underlying investment companies (i.e., fees the Fund pays as a shareholder of the underlying investment companies).
[3]	The Adviser has signed an expense limitation agreement ("Agreement") with the Fund under which it agrees to limit annual fund operating expenses to 0.50% ("Maximum Operating Expense Limit"). The Adviser will do this by reimbursing the Fund for certain direct expenses and fees, such as transfer agency, custodial, auditing and legal fees. The Fund also incurs certain indirect expenses, and expenses paid by the Fund when it invests as a shareholder in underlying investment companies, as mentioned in Footnote 2. The Adviser has agreed to waive or reimburse 12b-1 fees but has not agreed to waive or reimburse other indirect expenses, nor has the Adviser agreed to reimburse the Fund for any taxes it may pay. Because the Adviser is not obligated under the Agreement to pay these expenses, the Fund's annual fund operating expenses may actually exceed the Maximum Operating Expense Limit. The Agreement cannot be terminated by the Adviser prior to January 31, 2020, at which time the Adviser will determine whether to renew or revise the agreement. The Board of Trustees may terminate the Agreement at any time. Any fees or expenses waived or reimbursed by the Adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current Maximum Operating Expense Limit or the Maximum Operating Expense Limit in place at the time of the initial Agreement.